INVESTMENT IN ASSOCIATED COMPANIES (Summarized Financial Statement Information of Equity Method Investees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Schedule of Equity Method Investments [Line Items]
Current assets	$ 250,316	$ 356,436
Total assets	3,459,297	3,093,211
Current liabilities	400,316	576,531
Total liabilities	2,476,970	2,297,560
Statement of operations information [Abstract]
Operating revenues	513,396	471,047	$ 458,849
River Box
Schedule of Equity Method Investments [Line Items]
Final dividend distribution	2,200
SFL Hercules
Schedule of Equity Method Investments [Line Items]
Final dividend distribution	0
Equity method investment
Schedule of Equity Method Investments [Line Items]
Current assets	13,987	34,763
Non-current assets	247,361	513,918
Total assets	261,348	548,681
Current liabilities	13,242	199,255
Non-current liabilities	231,471	322,129
Total liabilities	244,713	521,384
Total stockholders' equity	16,635	27,297
Statement of operations information [Abstract]
Operating revenues	33,868	45,573	64,142
Net operating revenues	26,652	45,532	64,142
Net income	$ 4,194	$ 4,286	17,054
River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)	49.90%	49.90%
Due to parent	$ 45,000	$ 45,000
Statement of operations information [Abstract]
Interest payable to parent	4,600	0
River Box | Equity method investment
Schedule of Equity Method Investments [Line Items]
Current assets	13,987	12,475
Non-current assets	247,361	258,865
Total assets	261,348	271,340
Current liabilities	13,242	12,569
Non-current liabilities	231,471	243,219
Total liabilities	244,713	255,788
Total stockholders' equity	16,635	15,552
Statement of operations information [Abstract]
Operating revenues	20,115	0	0
Net operating revenues	20,094	0	0
Net income	3,267	$ 0	$ 0
SFL Hercules
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)		100.00%	100.00%		100.00%
Due to parent		$ 78,900
Statement of operations information [Abstract]
Interest payable to parent	2,400	3,600	$ 3,600
SFL Hercules | Equity method investment
Schedule of Equity Method Investments [Line Items]
Current assets		22,288
Non-current assets		255,053
Total assets		277,341
Current liabilities		186,686
Non-current liabilities		78,910
Total liabilities		265,596
Total stockholders' equity		11,745
Statement of operations information [Abstract]
Operating revenues	13,753	15,072	18,378
Net operating revenues	6,558	15,050	18,378
Net income	$ 927	3,827	$ 3,622
SFL Deepwater
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)			100.00%			100.00%
Statement of operations information [Abstract]
Interest payable to parent		3,800	$ 5,100
SFL Deepwater | Equity method investment
Statement of operations information [Abstract]
Operating revenues		11,835	18,966
Net operating revenues		11,892	18,966
Net income		(6,002)	$ 4,346
SFL Linus
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)			100.00%	100.00%
Statement of operations information [Abstract]
Interest payable to parent		4,500	$ 5,400
SFL Linus | Equity method investment
Statement of operations information [Abstract]
Operating revenues		18,666	26,798
Net operating revenues		18,590	26,798
Net income		$ 6,461	$ 9,086